SCHEDULE OF INVESTMENTS

Ivy Science and Technology Fund (in thousands)	DECEMBER 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services

Interactive Home Entertainment – 2.3%
Electronic Arts, Inc.(A)	833	$89,524
Take-Two Interactive Software, Inc.(A)	808	98,911

		188,435

Interactive Media & Services – 11.4%
Alphabet, Inc., Class A(A)	165	220,330
Alphabet, Inc., Class C(A)	196	262,074
Facebook, Inc., Class A(A)	2,186	448,738

		931,142

Movies & Entertainment – 1.0%
Walt Disney Co. (The)	538	77,880

Total Communication Services - 14.7%		1,197,457

Consumer Discretionary

Internet & Direct Marketing Retail – 7.4%
Alibaba Group Holding Ltd. ADR(A)	1,818	385,598
Amazon.com, Inc.(A)	82	150,784
Booking Holdings, Inc.(A)	32	65,025

		601,407

Total Consumer Discretionary - 7.4%		601,407

Health Care

Biotechnology – 9.1%
CRISPR Therapeutics AG(A)	961	58,513
Evogene Ltd.(A)(B)	2,620	3,930
Ionis Pharmaceuticals, Inc.(A)	2,046	123,596
Moderna, Inc.(A)(C)	1,589	31,089
Sage Therapeutics, Inc.(A)(C)	424	30,623
Sarepta Therapeutics, Inc.(A)(C)	887	114,497
Vertex Pharmaceuticals, Inc.(A)	1,750	383,062

		745,310

Health Care Services – 0.7%
Teladoc Health, Inc.(A)(C)	643	53,807

Health Care Technology – 3.7%
Cerner Corp.	4,132	303,282

Total Health Care - 13.5%		1,102,399

Industrials

Trucking – 0.4%
Lyft, Inc., Class A(A)	809	34,813

Total Industrials - 0.4%		34,813

Information Technology

Application Software – 11.3%
ACI Worldwide, Inc.(A)(B)	9,685	366,902
Aspen Technology, Inc.(A)	3,163	382,525
NVIDIA Corp.	378	88,960
salesforce.com, Inc.(A)	486	78,987

		917,374

Data Processing & Outsourced Services – 10.4%
Euronet Worldwide, Inc.(A)	2,247	354,078
Fiserv, Inc.(A)	1,207	139,573
WNS (Holdings) Ltd. ADR(A)(B)	5,355	354,231

		847,882

Semiconductor Equipment – 3.1%
ASML Holding N.V., NY Registry Shares	854	252,644

Semiconductors – 17.5%
Infineon Technologies AG(D)	9,113	203,863
Microchip Technology, Inc.(C)	1,204	126,104
Micron Technology, Inc.(A)	7,570	407,123
QUALCOMM, Inc.	1,934	170,627
Semtech Corp.(A)	1,985	105,019
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,710	99,322
Universal Display Corp.	1,531	315,449

		1,427,507

Systems Software – 11.3%
Microsoft Corp.	5,301	835,964
ServiceNow, Inc.(A)	307	86,776

		922,740

Technology Hardware, Storage & Peripherals – 7.4%
Apple, Inc.	1,718	504,428
Samsung Electronics Co. Ltd.(D)	2,035	97,414

		601,842

Total Information Technology - 61.0%		4,969,989

Materials

Fertilizers & Agricultural Chemicals – 0.3%
Marrone Bio Innovations, Inc.(A)(B)	23,285	23,518

Total Materials - 0.3%		23,518

Real Estate

Specialized REITs – 1.5%
QTS Realty Trust, Inc., Class A	2,285	123,991

Total Real Estate - 1.5%		123,991

TOTAL COMMON STOCKS – 98.8%		$8,053,574
(Cost: $3,390,385)

WARRANTS

Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc., expires 12-31-20(B)(E)(F)	3,770	—*
Marrone Bio Innovations, Inc., expires 8-20-23(B)(E)(F)	3,770	—*

		—*

TOTAL WARRANTS – 0.0%		$ —*
(Cost: $—)

CORPORATE DEBT SECURITIES	Principal

Materials

Fertilizers & Agricultural Chemicals – 0.1%
Marrone Bio Innovations, Inc.,
8.000%, 8-20-20(B)(E)	$4,713	4,794

Total Materials - 0.1%		4,794

TOTAL CORPORATE DEBT SECURITIES – 0.1%		$4,794
(Cost: $4,713)

SHORT-TERM SECURITIES	Shares

Money Market Funds (H) - 1.4%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares,
1.550% (G)	27,880	27,880
State Street Institutional U.S. Government Money Market Fund - Premier Class,
1.550%	87,163	87,163

		115,043

TOTAL SHORT-TERM SECURITIES – 1.4%		$115,043
(Cost: $115,043)

TOTAL INVESTMENT SECURITIES – 100.3%		$8,173,411
(Cost: $3,510,141)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%		(23,274)

NET ASSETS – 100.0%		$8,150,137

Notes to Schedule of Investments

*  Not shown due to rounding.

(A) No dividends were paid during the preceding 12 months.

(B) Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C) All or a portion of securities with an aggregate value of $43,752 are on loan.

(D) Listed on an exchange outside the United States.

(E) Restricted securities. At December 31, 2019, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Principal	Cost	Value
Marrone Bio Innovations, Inc., 8.000%, 08-20-20	8-20-15	$4,713	$4,713	$4,794
		Shares
Marrone Bio Innovations, Inc., expires 12-31-20	2-6-18	3,770	–	–*
Marrone Bio Innovations, Inc., expires 8-20-23	8-20-15	3,770	–	–*
			$4,713	$4,794

The total value of these securities represented 0.1% of net assets at December 31, 2019.

(F)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(G)	Investment made with cash collateral received from securities on loan.
(H)	Rate shown is the annualized 7-day yield at December 31, 2019.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2		Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$1,197,457	$—		$—
Consumer Discretionary	601,407	—		—
Health Care	1,102,399	—		—
Industrials	34,813	—		—
Information Technology	4,668,712	301,277		—
Materials	23,518	—		—
Real Estate	123,991	—		—

Total Common Stocks	$7,752,297	$301,277		$—
Warrants	—	—	*	—
Corporate Debt Securities	—	4,794		—
Short-Term Securities	115,043	—		—

Total	$7,867,340	$306,071		$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$3,510,141

Gross unrealized appreciation	4,803,644

Gross unrealized depreciation	(140,374)

Net unrealized appreciation	$4,663,270